SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
Balance, beginning of year	$ 1,540,000	$ 2,617,798
Conversion to common shares (Note 9)	(555,600)	(10,309,000)
Redemption of convertible notes	(126,680)
Convertible note extinguishment	(500,000)
New issuance of convertible note, net of discounts	2,335,243
New issuance of short-term loan and promissory notes, net of discounts	2,444,480
Repayment of short-term loans	(440,470)
Accretion and amortization of discounts	77,495	9,231,202
Balance, end of year	$ 4,774,468	$ 1,540,000